united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30

Date of reporting period: 9/30/15

Item 1. Schedule of Investments.

Ladenburg Income Fund
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)
Shares		Value

	MUTUAL FUNDS - 91.27%
	ALTERNATIVE INVESTMENT - 2.93%
9	JPMorgan Hedged Equity Fund	$ 145

	ASSET ALLOCATION - 6.99%
35	PIMCO RAE Fundamental Advantage PLUS fund	345

	DEBT FUND - 65.25%
15	Fidelity Total Bond ETF	725
7	iShares 0-5 Year High Yield Corporate Bond ETF	320
7	iShares 1-3 Year Credit Bond ETF	736
25	Oppenheimer Senior Floating Rate Fund	198
3	PIMCO Low Duration Active Exchange-Traded Fund	302
19	SPDR Doubleline Total Return Tactical ETF	941
		3,222
	EQUITY FUND - 16.10%
9	Global X MLP & Energy Infrastructure ETF	122
2	iShares Russell 1000 Growth ETF	186
2	iShares Russell 1000 Value ETF	186
1	iShares Russell Mid-Cap Growth ETF	89
1	iShares Russell Mid-Cap Value ETF	67
3	JPMorgan Diversified Return International Equity ETF	145
		795
	TOTAL MUTUAL FUNDS - 91.27% (Cost - $4,600)	4,507

	MONEY MARKET FUNDS - 8.81%
435	Fidelity Institutional Money Market Fund, 0.04% + ^
	TOTAL SHORT-TERM INVESTMENT (Cost - $435)	435

	TOTAL INVESTMENTS - 100.08% (Cost - $5,035) (a)	$ 4,942
	LIABILITIES LESS OTHER ASSETS - (0.08)%	(4)
	TOTAL NET ASSETS - 100.00%	$ 4,938

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,035 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ -
	Unrealized depreciation:	(93)
	Net unrealized depreciation:	$ (93)

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2015.

Ladenburg Growth Fund
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)
Shares			Value

	MUTUAL FUNDS - 94.32%
	ALTERNATIVE INVESTMENT - 5.94%
124	JPMorgan Hedged Equity Fund		$ 1,911

	ASSET ALLOCATION - 3.98%
130	PIMCO RAE Fundamental Advantage PLUS fund		1,278

	DEBT FUND - 10.74%
27	iShares 0-5 Year High Yield Corporate Bond ETF		1,236
162	Oppenheimer Senior Floating Rate Fund		1,276
19	SPDR Doubleline Total Return Tactical ETF		941
			3,453
	EQUITY FUND - 73.66%
93	Global X MLP & Energy Infrastructure ETF		1,262
20	iShares MSCI EAFE Small-Cap ETF		955
45	iShares Russell 1000 Growth ETF		4,185
48	iShares Russell 1000 Value ETF		4,478
12	iShares Russell 2000 Growth ETF		1,608
14	iShares Russell 2000 Value ETF		1,261
36	iShares Russell Mid-Cap Growth ETF		3,190
53	iShares Russell Mid-Cap Value ETF		3,556
66	JPMorgan Diversified Return International Equity ETF		3,189
			23,684
	TOTAL MUTUAL FUNDS - 94.32% (Cost - $30,204 )		30,326

	MONEY MARKET FUNDS - 73.08%
23,497	Fidelity Institutional Money Market Fund, 0.04% + ^
	TOTAL SHORT-TERM INVESTMENT (Cost - $23,497)		23,497

	TOTAL INVESTMENTS - 167.40% (Cost - $53,701) (a)		$ 53,823
	LIABILITIES LESS OTHER ASSETS - (67.40)%		(21,672)
	TOTAL NET ASSETS - 100.00%		$ 32,151

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $53,701 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 160
		Unrealized depreciation:	(38)
		Net unrealized appreciation:	$ 122

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2015.

Ladenburg Income & Growth Fund
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)
Shares		Value

	MUTUAL FUNDS - 94.56%
	ALTERNATIVE INVESTMENT - 3.94%
12	JPMorgan Hedged Equity Fund	$ 193

	ASSET ALLOCATION - 5.98%
30	PIMCO RAE Fundamental Advantage PLUS fund	293

	DEBT FUND - 45.24%
7	Fidelity Total Bond ETF	338
9	iShares 0-5 Year High Yield Corporate Bond ETF	412
4	iShares 1-3 Year Credit Bond ETF	421
25	Oppenheimer Senior Floating Rate Fund	198
2	PIMCO Low Duration Active Exchange-Traded Fund	201
13	SPDR Doubleline Total Return Tactical ETF	644
		2,214
	EQUITY FUND - 39.40%
10	Global X MLP & Energy Infrastructure ETF	136
2	iShares MSCI EAFE Small-Cap ETF	96
4	iShares Russell 1000 Growth ETF	372
4	iShares Russell 1000 Value ETF	373
1	iShares Russell 2000 Growth ETF	134
1	iShares Russell 2000 Value ETF	90
3	iShares Russell Mid-Cap Growth ETF	266
4	iShares Russell Mid-Cap Value ETF	268
4	JPMorgan Diversified Return International Equity ETF	193
		1,928
	TOTAL MUTUAL FUNDS - 94.56% (Cost - $4,766)	4,628

	MONEY MARKET FUNDS - 5.44%
266	Fidelity Institutional Money Market Fund, 0.04% + ^
	TOTAL SHORT-TERM INVESTMENT (Cost - $266)	266

	TOTAL INVESTMENTS - 100.00% (Cost - $5,032) (a)	$ 4,894
	OTHER ASSETS AND LIABILITIES - 0.00%	-
	TOTAL NET ASSETS - 100.00%	$ 4,894

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,032 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ -
	Unrealized depreciation:	(138)
	Net unrealized depreciation:	$ (138)

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2015.

Ladenburg Growth & Income
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)
Shares		Value

	MUTUAL FUNDS - 97.00%
	ALTERNATIVE INVESTMENT - 5.08%
250	JPMorgan Hedged Equity Fund	$ 3,859

	ASSET ALLOCATION - 5.11%
393	PIMCO RAE Fundamental Advantage PLUS fund	3,880

	DEBT FUND - 26.32%
80	Fidelity Total Bond ETF	3,868
67	iShares 0-5 Year High Yield Corporate Bond ETF	3,067
36	iShares 1-3 Year Credit Bond ETF	3,785
294	Oppenheimer Senior Floating Rate Fund	2,317
23	PIMCO Low Duration Active Exchange-Traded Fund	2,311
94	SPDR Doubleline Total Return Tactical ETF	4,656
		20,004
	EQUITY FUND - 60.49%
220	Global X MLP & Energy Infrastructure ETF	2,985
32	iShares MSCI EAFE Small-Cap ETF	1,529
91	iShares Russell 1000 Growth ETF	8,463
99	iShares Russell 1000 Value ETF	9,235
22	iShares Russell 2000 Growth ETF	2,947
26	iShares Russell 2000 Value ETF	2,343
69	iShares Russell Mid-Cap Growth ETF	6,114
92	iShares Russell Mid-Cap Value ETF	6,172
128	JPMorgan Diversified Return International Equity ETF	6,185
		45,973
	TOTAL MUTUAL FUNDS - 97.00% (Cost - $74,280)	73,716

	MONEY MARKET FUNDS - 61.12%
46,448	Fidelity Institutional Money Market Fund, 0.04% + ^
	TOTAL SHORT-TERM INVESTMENT (Cost - $46,448)	46,448

	TOTAL INVESTMENTS - 158.12% (Cost - $120,728) (a)	$ 120,164
	LIABILITIES LESS OTHER ASSETS - (58.12)%	(44,165)
	TOTAL NET ASSETS - 100.00%	$ 75,999

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $120,728 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 10
	Unrealized depreciation:	(574)
Net unrealized depreciation:		$ (564)

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2015.

Ladenburg Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS
September 30, 2015 (Unaudited)
Shares		Value

	MUTUAL FUNDS - 91.48%
	ALTERNATIVE INVESTMENT - 6.02%
19	JPMorgan Hedged Equity Fund	$ 290

	DEBT FUND - 2.84%
3	iShares 0-5 Year High Yield Corporate Bond ETF	137

	EQUITY FUND - 82.62%
20	Global X MLP & Energy Infrastructure ETF	271
4	iShares MSCI EAFE Small-Cap ETF	191
8	iShares Russell 1000 Growth ETF	744
9	iShares Russell 1000 Value ETF	840
1	iShares Russell 2000 Growth ETF	134
2	iShares Russell 2000 Value ETF	180
6	iShares Russell Mid-Cap Growth ETF	532
9	iShares Russell Mid-Cap Value ETF	604
10	JPMorgan Diversified Return International Equity ETF	483
		3,979
	TOTAL MUTUAL FUNDS - 91.48% (Cost - $4,616)	4,406

	MONEY MARKET FUNDS - 8.41%
405	Fidelity Institutional Money Market Fund, 0.04% + ^
	TOTAL SHORT-TERM INVESTMENT (Cost - $405)	405

	TOTAL INVESTMENTS - 99.89% (Cost - $5,021) (a)	$ 4,811
	OTHER ASSETS LESS LIABILITIES - 0.11%	5
	TOTAL NET ASSETS - 100.00%	$ 4,816

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,021 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
Unrealized appreciation:		$ -
Unrealized depreciation:		(210)
	Net unrealized depreciation:	$ (210)

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2015.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). The underlying funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the Fair Value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2015 for each Fund’s investments measured at fair value:

Ladenburg Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 4,507	$ -	$ -	$ 4,507
Short-Term Investment	435	-	-	435
Total	$ 4,942	$ -	$ -	$ 4,942

Ladenburg Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 30,326	$ -	$ -	$ 30,326
Short-Term Investment	23,497	-	-	23,497
Total	$ 53,823	$ -	$ -	$ 53,823

Ladenburg Income & Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 4,628	$ -	$ -	$ 4,628
Short-Term Investment	266	-	-	266
Total	$ 4,894	$ -	$ -	$ 4,894

Ladenburg Growth & Income
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 73,716	$ -	$ -	$ 73,716
Short-Term Investment	46,448	-	-	46,448
Total	$ 120,164	$ -	$ -	$ 120,164

Ladenburg Aggressive Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$ 4,406	$ -	$ -	$ 4,406
Short-Term Investment	405	-	-	405
Total	$ 4,811	$ -	$ -	$ 4,811

* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 2 or Level 3 securities during the period.
There were no transfers in to or out of levels during the current period presented. It is the Funds’ policy to record transfers between any level at the end of the reporting period.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 11/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 11/25/2015

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 11/25/2015